Intangible assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Goodwill at beginning of period	$ 2,689	$ 2,678
Foreign exchange	(165)	11
Impairment	$ (2,524)
Goodwill at end of period		$ 2,689